Notes payable - Senior Secured Notes 2026 (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2021 USD ($) item
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 483,636	$ 483,636
Payments of debt issuance cost		5,564
Extinguishment of debt		(152)
Write-off of the remaining discount and deferred financing costs.		(2,182)
Senior Secured Notes - 2026
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 475,000	$ 475,000
Interest rate	8.00%	8.00%
Fixed charge coverage ratio	2.5
Consolidated debt to adjusted EBITDA ratio	4
Additional borrowings under senior lien	$ 200,000
Consolidated secured debt to adjusted EBITDA ratio	3
Gain on modification of debt	$ 32,900
Prepayment penalties	12,400
Payments of debt issuance cost	4,900
Extinguishment of debt	20,700
Penalties on extinguishment of debt	11,500
Write-off on extinguishment of debt	9,200
Loss on modification and extinguishment of debt	$ 200
Interest expense		$ 2,100
Senior Secured Notes - 2026 | Maximum
Disclosure of detailed information about borrowings [line items]
Payments of debt issuance cost		$ 47,800
Senior Secured Notes - 2026 | Redemption made before June 15, 2023
Disclosure of detailed information about borrowings [line items]
Percentage of aggregate principal amount of notes	8.00%
Minimum number of equity offerings | item	1	1
Redemption term of debt instrument	90 days
Senior Secured Notes - 2026 | Redemption made before June 15, 2023 | Maximum
Disclosure of detailed information about borrowings [line items]
Percentage of aggregate principal amount of notes	35.00%
Senior Secured Notes - 2026 | Redemption between June 15, 2023 and June 14, 2024
Disclosure of detailed information about borrowings [line items]
Percentage of prepayment premium	4.00%
Senior Secured Notes - 2026 | Redemption between June 15, 2024 and June 14, 2025
Disclosure of detailed information about borrowings [line items]
Percentage of prepayment premium	2.00%